Income taxes	12 Months Ended
Dec. 31, 2017
Disclosure of Income taxes [Abstract]
Income taxes [Text block]
Table of Contents

Note 8Income taxes

The income tax expense of continuing operations amounted to EUR 349 million (2016: EUR 203 million, 2015: EUR 169 million).

The components of income before taxes and income tax expense are as follows:

Philips Group
Income tax expense
in millions of EUR
2015 - 2017
	2015	2016	2017
Netherlands	93	137	929
Foreign	206	886	451
Income before taxes of continuing operations [1] )	299	1,023	1,381
Netherlands:
Current tax (expense) benefit	47	10	(15)
Deferred tax (expense) benefit	6	(95)	(150)
Total tax (expense) benefit of continuing operations (Netherlands)	53	(85)	(165)
Foreign:
Current tax (expense) benefit	(157)	(155)	(258)
Deferred tax (expense) benefit	(65)	37	73
Total tax (expense) benefit of continuing operations (foreign)	(222)	(118)	(184)
Income tax expense of continuing operations	(169)	(203)	(349)
1)Income before tax excludes the result of investments in associates.

Income tax expense of continuing operations excludes the tax expense of the discontinued operations of EUR 182 million (2016: EUR 181 million, 2015: EUR 144 million), further detailed in section Discontinued operations and assets classified as held for sale.

The components of income tax expense of continuing operations are as follows:

Philips Group
Current income tax expense
in millions of EUR
2015 - 2017
	2015	2016	2017
Current year tax (expense) benefit	(121)	(165)	(275)
Prior year tax (expense) benefit	11	20	3
Current tax (expense)	(110)	(145)	(272)
Philips Group
Deferred income tax expense
in millions of EUR
2015 - 2017
	2015	2016	2017
Recognition of previously unrecognized tax loss and credit carryforwards	4	19	32
(Unrecognized) tax loss and credit carryforwards [1] )	(9)	(56)	(9)
(Unrecognized) recognition of temporary differences [1] )	(35)	31	35
Prior year tax	(6)	(1)	6
Tax rate changes	(19)	5	(72)
Origination and reversal of temporary differences, tax losses and tax credits	6	(56)	(69)
Deferred tax (expense) benefit	(59)	(58)	(77)
1)Unrecognized tax loss and credit carryforwards and temporary differences are expenses, which offset the corresponding tax benefits in Origination and reversal of temporary differences, tax losses and tax credits

Philips’ operations are subject to income taxes in various foreign jurisdictions. The statutory income tax rates varies up to 40.0%, which results in a difference between the weighted average statutory income tax rate and the Netherlands’ statutory income tax rate of 25.0% (2016: 25.0%; 2015: 25.0%).

A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is as follows:

Philips Group
Effective income tax rate
in %
2015 - 2017
	2015	2016	2017
Weighted average statutory income tax rate in %	43.6	23.3	24.5
Recognition of previously unrecognized tax loss and credit carryforwards	(1.4)	(1.9)	(2.3)
Unrecognized tax loss and credit carryforwards	2.9	5.5	0.6
Unrecognized (recognition of) temporary differences	11.4	(3.1)	(2.6)
Non-taxable income and tax incentives	(35.5)	(8.2)	(9.8)
Non-deductible expense	33.8	9.3	6.4
Withholding and other taxes	8.3	1.2	4.0
Tax rate changes	5.9	(0.5)	5.2
Prior year tax	1.0	(1.8)	(0.6)
Tax expense (benefit) due to other tax liabilities	(12.7)	(2.6)	(1.7)
Others, net	(1.0)	(1.3)	1.5
Effective income tax rate	56.4	19.9	25.3

The effective income tax rate was higher than the weighted average statutory income tax rate in 2017, largely due to a tax charge recorded for the re-measurement of Philips’ US deferred tax assets as a result of the enactment of the US Tax Cuts and Jobs Act in December 2017. This effect was partly offset by tax benefits from the recognition of deferred tax assets which were previously unrecognized.

Deferred tax assets and liabilities

Deferred tax assets are recognized for temporary differences, unused tax losses, and unused tax credits to the extent that realization of the related tax benefits is probable. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Net deferred tax assets relate to the following underlying assets and liabilities and tax loss carryforwards (including tax credit carryforwards) and their movements during the years 2017 and 2016 respectively are presented in the tables below.

The net deferred tax assets of EUR 1,565 million (2016: EUR 2,692 million) consist of deferred tax assets of EUR 1,598 million (2016: EUR 2,758 million) and deferred tax liabilities of EUR 33 million (2016: EUR 66 million). The decrease in the net deferred tax assets by EUR 1,127 million is predominantly attributable to the deconsolidation of Philips Lighting (EUR 437 million) the tax rate change in the US (EUR 200 million), acquisitions (EUR 186 million) and the impact of foreign currency translation (EUR 177 million).

The tax rate change as a result of the enactment of the US Tax Cuts and Jobs Act in December 2017 resulted in EUR 200 million decrease of deferred tax assets, of which EUR 171 million is recognized as a tax expense in net income and EUR 29 million in equity. Of the total expense, EUR 99 million is presented within net income from Discontinued operations following the Company’s policy to present and recognize re-measurements of deferred taxes as a result of tax rate changes based on the origin of the deferred tax (backwards tracing). As the originating tax result was based on the Lumileds and Lighting discontinued operations, the impact of the tax rate change is also recognized in Discontinued operations. The impact of the tax rate change relating to discontinued operations and equity, acquisitions and foreign currency translation are presented as ‘Other’ in the table below.

Of the total deferred tax assets of EUR 1,598 million at December 31, 2017 (2016: EUR 2,758 million), EUR 161 million (2016: EUR 2,054 million) is recognized in respect of entities in various countries where there have been tax losses in the current or preceding period. Management’s projections support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize these deferred tax assets.

At December 31, 2017 the temporary differences associated with investments, including potential income tax consequences on dividends, for which no deferred tax liabilities are recognized, aggregate to EUR 290 million (2016: EUR 685 million).

Philips Group
Deferred tax assets and liabilities
in millions of EUR
2017
	Balance as of January 1, 2017	recognized in income statement	Transfer to assets held for sale	other [1] )	Balance as of December 31, 2017	Assets	Liabilities
Intangible assets	(676)	549	(28)	(228)	(383)	423	(806)
Property, plant and equipment	10	15		(2)	23	39	(16)
Inventories	347	(34)	(52)	(29)	231	235	(4)
Other assets	138	7	(82)	12	74	96	(22)
Pension and other employee benefits	597	(126)	(149)	(57)	265	265	-
Other liabilities	989	(288)	(8)	(158)	536	596	(61)
Deferred tax assets on tax loss carryforwards	1,288	(201)	(125)	(144)	819	819	-
Set-off deferred tax positions				-		(876)	876
Net deferred tax assets	2,692	(77)	(444)	(606)	1,565	1,598	(33)
1) Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences and acquisitions, as well as the effects of US Tax Cuts and Jobs Act.
Philips Group
Deferred tax assets and liabilities
in millions of EUR
2016
	Balance as of January 1, 2016	recognized in income statement	other [1] )	Balance as of December 31, 2016	Assets	Liabilities
Intangible assets	(1,089)	450	(36)	(676)	542	(1,218)
Property, plant and equipment	19	1	(10)	10	64	(54)
Inventories	312	24	11	347	353	(6)
Other assets	68	32	37	138	161	(23)
Pensions and other employee benefits	707	(138)	27	597	598	(1)
Other liabilities	981	(32)	40	989	1,107	(118)
Deferred tax assets on tax loss carryforwards	1,562	(368)	93	1,288	1,288	-
Set-off deferred tax positions					(1,355)	1,355
Net deferred tax assets	2,560	(30)	162	2,692	2,758	(66)
1) Other includes the movements of assets and liabilities recognized in OCI, which includes foreign currency translation differences, and acquisitions and divestments.

The company has available tax loss and credit carryforwards, which expire as follows:

Philips Group
Expiry years of net operating loss and credit carryforwards
in millions of EUR
Total	Total Balance as of December 31, 2016	Unrecognized balance as of December 31, 2016	Total Balance as of December 31, 2017	Unrecognized balance as of December 31, 2017
2017	14	-	-	-
2018	4	3	3	3
2019	58	10	5	2
2020	137	21	15	6
2021	37	3	14	2
2022	-	-	1,843	1,809
Later than 2021, respectively 2022	3,503	14	2,134	410
Unlimited	2,077	1,118	1,812	1,118
Total	5,830	1,170	5,827	3,351

At December 31, 2017, the amount of deductible temporary differences for which no deferred tax asset has been recognized in the balance sheet was EUR 42 million (2016: EUR 868 million)

Tax risks

Philips is exposed to tax risks. With regard to these tax risks a liability is recognized if, as a result of a past event, Philips has an obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. These uncertain positions are presented as Other tax liabilities in Other liabilities and include, among others, the following:

US Tax Cuts and Jobs Act

Philips assessed the impact of the material aspects of the US Tax Cuts and Jobs Act on its current and deferred tax assets and liabilities. These reported amounts may be subject to estimation uncertainty and measurement adjustments may need to be made in subsequent reporting periods as Philips will get more accurate information on the impact of the Act and the modalities of its application. The main uncertainties relate to the availability of net interest expense carryforwards and the amount of tax earnings and profits subject to tax under the mandatory deemed repatriation provisions.

Transfer pricing risks

Philips has issued transfer pricing directives, which are in accordance with international guidelines such as those of the Organization of Economic Co-operation and Development. In order to reduce the transfer pricing uncertainties, monitoring procedures are carried out by Group Tax to safeguard the correct implementation of the transfer pricing directives.

Tax risks on general and specific service agreements and licensing agreements

Due to the centralization of certain activities (such as research and development, IT and group functions), costs are also centralized. As a consequence, these costs and/or revenues must be allocated to the beneficiaries, i.e. the various Philips entities. For that purpose, service contracts such as intra-group service agreements and licensing agreements are signed with a large number of group entities. Tax authorities review these intra-group service and licensing agreements, and may reject the implemented intra-group charges. Furthermore, buy in/out situations in the case of (de)mergers could affect the cost allocation resulting from the intragroup service agreements between countries. The same applies to the specific service agreements.

Tax risks due to disentanglements and acquisitions

When a subsidiary of Philips is disentangled, or a new company is acquired, tax risks may arise. Philips creates merger and acquisition (M&A) teams for these disentanglements or acquisitions. In addition to representatives from the involved business, these teams consist of specialists from various group functions and are formed, among other things, to identify tax risks and to reduce potential tax claims related to disentangled entities. Examples of tax risks are: applicability of participation exemptions, cost allocation issues, and issues related to (non-)deductibility.

Tax risks due to permanent establishments

A permanent establishment may arise when operations in a country involve a Philips organization in another country, there is a risk that tax claims will arise in the former country as well as in the latter country; potentially leading to double taxation.